Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Dec. 19, 2016	Apr. 15, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets			14 years	9 years
Customer Relationships | Minimum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			11 years
Weighted average amortization period for acquired intangible assets			15 years
Customer Relationships | Maximum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			20 years
Weighted average amortization period for acquired intangible assets			20 years
Computer software, intangible asset
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets			5 years	5 years
Computer software, intangible asset | Minimum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			3 years
Computer software, intangible asset | Maximum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			5 years
Trademarks
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			15 years
Weighted average amortization period for acquired intangible assets				15 years
Patents and developed technology
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets			10 years	7 years
Patents and developed technology | Minimum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			7 years
Patents and developed technology | Maximum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets			17 years
Axis AB (Axis)
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization		¥ 60,992
Weighted average amortization period for acquired intangible assets		13 years
Amounts of net sales since the acquisition date included in parent company's consolidated statement of income				¥ 72,602
Business acquisition, percentage of voting interests acquired		76.10%
Payments to acquire businesses, gross		¥ 244,725
Percentage of ownership acquired from noncontrolling shareholders			9.00%
Step acquisition, percentage of equity interest in acquiree including subsequent acquisition			85.10%
Fair value of noncontrolling interest		¥ 77,086
Noncontrolling interest related to acquired shares of Axis		23.90%
Axis AB (Axis) | Computer software, intangible asset
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization		¥ 289
Amortization period for acquired intangible assets		5 years
Axis AB (Axis) | Trademarks
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization		¥ 42,880
Amortization period for acquired intangible assets		15 years
Axis AB (Axis) | Patents and developed technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization		¥ 17,823
Amortization period for acquired intangible assets		7 years
Toshiba Medical Systems Corporation (TMSC)
Business Acquisition [Line Items]
Purchase price	¥ 665,498
Intangible assets acquired, subject to amortization	¥ 227,500
Weighted average amortization period for acquired intangible assets	15 years
Amounts of net sales since the acquisition date included in parent company's consolidated statement of income			¥ 13,582
Pro forma net sales			¥ 3,806,667	¥ 4,224,181
Fair value of noncontrolling interest	¥ 1,047
Toshiba Medical Systems Corporation (TMSC) | Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 155,200
Toshiba Medical Systems Corporation (TMSC) | Customer Relationships | Minimum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets	15 years
Toshiba Medical Systems Corporation (TMSC) | Customer Relationships | Maximum
Business Acquisition [Line Items]
Amortization period for acquired intangible assets	20 years
Toshiba Medical Systems Corporation (TMSC) | Patents and developed technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 72,300
Amortization period for acquired intangible assets	10 years